UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   August 4, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   86

Form 13F Information Table Entry Total:       $245,175,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204     1564    55240 SH       Sole                                      55240
AT&T Inc.                      COM              00206r102     2460    73010 SH       Sole                                      73010
Abbott Labs                    COM              002824100     6055   114312 SH       Sole                                     114312
Adobe Systems Inc              COM              00724f101     1757    44600 SH       Sole                                      44600
Amgen Inc                      COM              031162100      256     5434 SH       Sole                                       5434
Anglo American Plc New         COM              03485p201     2247    63375 SH       Sole                                      63375
Apple Computer                 COM              037833100      280     1675 SH       Sole                                       1675
Archer Daniels Mid             COM              039483102     2092    62000 SH       Sole                                      62000
BHP Billiton LTD               COM              088606108    11040   129596 SH       Sole                                     129596
BP PLC                         COM              055622104     4858    69834 SH       Sole                                      69834
Bank of Hawaii Corp            COM              062540109      249     5200 SH       Sole                                       5200
Bank of Montreal               COM              063671101      769    18642 SH       Sole                                      18642
Bard C R Inc NFS LLC IS A      COM              067383109      345     3925 SH       Sole                                       3925
Barrick Gold Corp              COM              067901108     6317   138845 SH       Sole                                     138845
Baxter Intl Inc                COM              071813109      307     4800 SH       Sole                                       4800
Burlington Northern Santa Fe   COM              12189T104     2399    24021 SH       Sole                                      24021
CGG Veritas                    COM              204386106     3453    73145 SH       Sole                                      73145
CSX Corp                       COM              126408103      557     8875 SH       Sole                                       8875
CVS Caremark Corp              COM              126650100     3450    87185 SH       Sole                                      87185
Chevron Corp                   COM              166764100     8436    85098 SH       Sole                                      85098
Cisco Systems                  COM              17275R102      240    10325 SH       Sole                                      10325
ConocoPhillips                 COM              20825c104    11723   124194 SH       Sole                                     124194
Covance Inc                    COM              222816100      640     7440 SH       Sole                                       7440
Developers Diversified Rlty    COM              251591103     1052    30318 SH       Sole                                      30318
Dominion Resources             COM              25746u109     4778   100616 SH       Sole                                     100616
Duke Energy Corp               COM              26441c105      488    28090 SH       Sole                                      28090
Duke Realty Corp               COM              264411505      409    18230 SH       Sole                                      18230
Emerson Elec                   COM              291011104     1383    27970 SH       Sole                                      27970
Encana Corp                    COM              292505104     7307    80361 SH       Sole                                      80361
Exxon Mobil Corp               COM              30231g102     8756    99355 SH       Sole                                      99355
FedEx Corp                     COM              31428x106      618     7845 SH       Sole                                       7845
First American Bankshares      COM                             931     1600 SH       Sole                                       1600
Flowserve Corp                 COM              34354p105      308     2250 SH       Sole                                       2250
General Dynamics               COM              369550108     5974    70946 SH       Sole                                      70946
General Electric               COM              369604103     7541   282540 SH       Sole                                     282540
Goldcorp Inc                   COM              380956409     8160   176736 SH       Sole                                     176736
Grainger W W                   COM              384802104      221     2700 SH       Sole                                       2700
Gulf Keystone Petro            COM              g4209g100       10    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104      741    31177 SH       Sole                                      31177
Honeywell International Inc.   COM              438516106     1899    37760 SH       Sole                                      37760
Illinois Tool Works            COM              452308109     1521    32023 SH       Sole                                      32023
J.P. Morgan Chase & Co         COM              46625h100      470    13690 SH       Sole                                      13690
Johnson Controls               COM              478366107      448    15627 SH       Sole                                      15627
Johnson&Johnson                COM              478160104     7207   112007 SH       Sole                                     112007
Kellogg Co                     COM              487836108     2520    52473 SH       Sole                                      52473
Kennametal Inc.                COM              489170100      460    14145 SH       Sole                                      14145
Kimberly Clark                 COM              494368103      383     6400 SH       Sole                                       6400
L'Oreal Co ADR                 COM              502117203      375    17200 SH       Sole                                      17200
Liberty Property               COM              531172104     2872    86650 SH       Sole                                      86650
Lockheed Martin Corp.          COM              539830109     6371    64579 SH       Sole                                      64579
Marathon Oil Corp              COM              565849106      808    15585 SH       Sole                                      15585
Marshall & Ilsley Corporation  COM              571837103     1789   116711 SH       Sole                                     116711
McDonald's Corp                COM              580135101      817    14531 SH       Sole                                      14531
Meridian Bioscience Inc        COM              589584101      674    25035 SH       Sole                                      25035
Metavante Technologies         COM              591407101      431    19076 SH       Sole                                      19076
Microsoft Corp                 COM              594918104     3873   140772 SH       Sole                                     140772
Nestle SA                      COM              641069406     5144    45400 SH       Sole                                      45400
Newmont Mining Corp            COM              651639106      254     4870 SH       Sole                                       4870
Northern States Financial Corp COM              665751103      197    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3797    68995 SH       Sole                                      68995
Occidental Petroleum           COM              674599105      962    10705 SH       Sole                                      10705
Oshkosh Corp                   COM              688239201      273    13180 SH       Sole                                      13180
Pepsico, Inc.                  COM              713448108     5971    93898 SH       Sole                                      93898
Petro Canada                   COM              71644e102     1421    25485 SH       Sole                                      25485
Pfizer Inc                     COM              717081103     1332    76226 SH       Sole                                      76226
Plum Creek Timber Co. Inc.     COM              729251108     4249    99493 SH       Sole                                      99493
Procter & Gamble               COM              742718109     6370   104759 SH       Sole                                     104759
Raytheon Co Com New            COM              755111507     5003    88895 SH       Sole                                      88895
Royal Gold Inc.                COM              780287108      928    29582 SH       Sole                                      29582
Schlumberger                   COM              806857108    15599   145205 SH       Sole                                     145205
Southern Co                    COM              842587107      221     6335 SH       Sole                                       6335
Stryker Medical                COM              863667101     2199    34975 SH       Sole                                      34975
Suncor Energy Inc              COM              867229106    14011   241078 SH       Sole                                     241078
Syngenta AG Spons ADT          COM              87160a100     1615    24965 SH       Sole                                      24965
Sysco Corp                     COM              871829107     3794   137903 SH       Sole                                     137903
Trimble Navigation             COM              896239100      744    20850 SH       Sole                                      20850
U.S. Bancorp                   COM              902973304     2700    96804 SH       Sole                                      96804
Union Pacific                  COM              907818108     1828    24210 SH       Sole                                      24210
Verizon Comm.                  COM              92343v104     3810   107617 SH       Sole                                     107617
Vodafone Group PLC             COM              92857w209      338    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     5299   163008 SH       Sole                                     163008
Wells Fargo                    COM              949746101     2626   110559 SH       Sole                                     110559
Wisconsin Energy               COM              976657106      287     6350 SH       Sole                                       6350
Woodward Governor Co           COM              980745103      438    12295 SH       Sole                                      12295
Wyeth                          COM              983024100      398     8300 SH       Sole                                       8300
Ishares-Treasury Inflation Pro                  464287176      273 2535.000 SH       Sole                                   2535.000

											FORM 13F INFORMATION TABLE